RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using simplified approach (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,521,501)	(9,694,456)
Trade Receivables And Contract Assets From Individual Customers
Disclosure of financial assets [line items]
Financial assets	6,152,455	5,612,876
Trade Receivables And Contract Assets From Individual Customers | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	924,037	567,819
Trade Receivables And Contract Assets From Individual Customers | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (189,485)	$ (173,332)
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.18%	0.03%
Financial assets	$ 4,949,057	$ 4,884,653
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (8,889)	$ (1,269)
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days [member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.36%	0.87%
Financial assets	$ 173,165	$ 94,105
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (621)	$ (821)
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days [member]
Disclosure of financial assets [line items]
Expected credit loss rate	1.89%	0.71%
Financial assets	$ 106,196	$ 66,299
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (2,007)	$ (470)
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due
Disclosure of financial assets [line items]
Expected credit loss rate	19.26%	30.08%
Financial assets	$ 924,037	$ 567,819
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	924,037	567,819
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (177,968)	$ (170,772)